LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of right-of-use assets
The following shows the carrying amounts of CI’s right-of-use assets and lease liabilities, and the movements during the year ended December 31, 2021:

	Right-of-use assets
	Property leases	Equipment leases	Total	Lease liabilities
	$	$	$	$
As at January 1, 2021	50,016	604	50,620	76,233
Additions, acquired & modifications (*)	105,056	1,038	106,094	114,125
Depreciation expense	(14,213)	(543)	(14,756)	—
Interest expense	—	—	—	3,463
Payments	—	—	—	(20,130)
Translation	647	1	648	65
As at December 31, 2021	141,506	1,100	142,606	173,756
(*) Right-of-use asset includes reclass of subleased properties $8,229

Summary of lease liabilities
The following shows the carrying amounts of CI’s right-of-use assets and lease liabilities, and the movements during the year ended December 31, 2021:

	Right-of-use assets
	Property leases	Equipment leases	Total	Lease liabilities
	$	$	$	$
As at January 1, 2021	50,016	604	50,620	76,233
Additions, acquired & modifications (*)	105,056	1,038	106,094	114,125
Depreciation expense	(14,213)	(543)	(14,756)	—
Interest expense	—	—	—	3,463
Payments	—	—	—	(20,130)
Translation	647	1	648	65
As at December 31, 2021	141,506	1,100	142,606	173,756
(*) Right-of-use asset includes reclass of subleased properties $8,229